FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1:
Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2:
Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3:
Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value.

Common collective trust funds: The common collective trust funds are valued at net asset value (“NAV”) per share or its equivalent of the funds, which are based on the fair value of the funds’ underlying assets. There are no redemption restrictions or unfunded commitments on these investments. Participants can buy or sell units of the common collective trust funds on a daily basis.

Interest and non-interest bearing cash: Valued at fair value based on outstanding balance.

Registered investment companies (mutual funds): Valued at quoted market prices which represent the NAV of shares held by the Plan at year end. It is not probable that the mutual funds would be sold at amounts that differ materially from the NAV of shares held.

Lithia Motors, Inc. Common Stock: Valued at the closing price reported on the active market on which the individual securities are traded.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024.

	Balance as of December 31, 2025
	Investments	LEVEL 1	LEVEL 2	LEVEL 3
	(at Fair Value)
Interest and non-interest bearing cash	$—	$—	$—	$—
Registered investment companies	388,407,577	388,407,577	—	—
Lithia Motors, Inc. Common Stock	32,214,409	32,214,409	—	—
		$420,621,986	$—	$—
Investments measured at NAV:
Common collective trust funds	740,719,947
Total investments at fair value	$1,161,341,933

	Balance as of December 31, 2024
	Investments	LEVEL 1	LEVEL 2	LEVEL 3
	(at Fair Value)
Interest and non-interest bearing cash	$1,032,890	$1,032,890	$—	$—
Registered investment companies	332,036,474	332,036,474	—	—
Lithia Motors, Inc. Common Stock	36,976,215	36,976,215	—	—
		$370,045,579	$—	$—
Investments measured at NAV:
Common collective trust funds	618,130,795
Total investments at fair value	$988,176,374